REVENUES BY PRODUCT AND GEOGRAPHY (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF PRINCIPAL TRANSACTIONS REVENUE

	For the years ended December 31,
	2020	2021	2022
	SGD’000	SGD’000	SGD’000
Sales of cleaning systems and other equipment	16,945	8,975	11,443
Provision of centralized dishware washing and general cleaning services	4,357	5,636	6,879
Leasing of dishware washing equipment	95	153	309
Revenue	21,397	14,764	18,631

SCHEDULE OF REVENUE INFORMATION BY PRODUCT TYPE

The following tables present summary information by product type for the years ended December 31, 2020, 2021 and 2022, respectively:

	For the years ended December 31, 2022
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	11,443	7,188	18,631
Gross Profit	4,330	798	5,128

	For the years ended December 31, 2021
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	8,975	5,789	14,764
Gross Profit	2,090	258	2,348

	For the years ended December 31, 2020
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	16,945	4,452	21,397
Gross Profit	5,721	183	5,904

SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHICAL CUSTOMER LOCATIONS

In the following table, revenue is disaggregated by the geographical locations of customers and by the timing of revenue recognition.

	For the years ended December 31, 2022
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	2,946	7,188	10,134
Malaysia	4,264	-	4,264
Other countries	4,233	-	4,233
Revenue	11,443	7,188	18,631

	For the years ended December 31, 2021
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	651	5,789	6,440
Malaysia	4,877	-	4,877
Other countries	3,447	-	3,447
Revenue	8,975	5,789	14,764

	For the years ended December 31, 2020
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	1,075	4,452	5,527
Malaysia	12,289	-	12,289
Other countries	3,581	-	3,581
Revenue	16,945	4,452	21,397

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the years ended December 31, 2022
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	11,443	-	11,443
Over time	-	7,188	7,188
Revenue	11,443	7,188	18,631

	For the years ended December 31, 2021
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	8,975	-	8,975
Over time	-	5,789	5,789
Revenue	8,975	5,789	14,764

	For the years ended December 31, 2020
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	16,897	-	16,897
Over time	48	4,452	4,500
Revenue	16,945	4,452	21,397